GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL
NOTE 8:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012

Goodwill, beginning of the year	$47,190	$44,493
Additions in respect of acquisitions	4,894	1,972
Impairment of Goodwill (see note 2g and 1k)	-	(297)
Foreign currency translation adjustments	3,043	1,022

Goodwill, end of year	$55,127	$47,190

As of December 31, 2013, $ 2,534 and $ 52,593 are attributable to the Cellocator segment and to the Pointer segment, respectively. As of December 31, 2012, $ 2,534 and $ 44,656 are attributable to the Cellocator segment and to the Pointer segment, respectively.